Contract liabilities and deferred income (Tables)	12 Months Ended
Dec. 31, 2020
Contract liabilities and deferred income
Schedule of Contract Liabilities and Deferred Income

(In thousands)	December 31, 2019	December 31, 2020
Contract liabilities (Note a)
Membership subscription	29,769	31,981
Others	2,142	2,513
Other deferred income
Government grants	1,300	466
Total	33,211	34,960
Less: non-current portion (Note b)	(1,223)	(920)
Contract liabilities and deferred income, current portion	31,988	34,040

Notes:

(a)	Contract liabilities were related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD 26,911,000 and USD 30,189,000 for the years ended December 31, 2019 and 2020, respectively.
(b)	As of December 31, 2019 and 2020, the non-current portion consists of membership subscription of USD 781,000 and USD 751,000, and government grants of USD 442,000 and USD 169,000, respectively.